CONVERTIBLE PROMISSORY NOTES (Details Narrative) - Gravitics Inc [Member] - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 30, 2026	Mar. 06, 2026	Dec. 31, 2025	Dec. 31, 2024	May 14, 2024	Jun. 16, 2023	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 17, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2023
ConvertiblePromissoryNotesLineItems [Line Items]
Promissory notes and accrued interest	$ 600	$ 600							$ 600
Preferred stock, shares outstanding								10,118,115
Convertible promissory note liabilities			$ 5,739						5,739
Default interest									200
Percentage of interest bearing						15.00%
Issuance of redeemable convertible preferred stock and common stock upon conversion of promissory note, shares					66,049
Gain on extinguishment of unsecured promissory note										$ 186
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			2,688,294	2,920,881					2,688,294	2,920,881
Unsecured Promissory Note Warrants [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number					99,072
Common Stock [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Issuance of redeemable convertible preferred stock and common stock upon conversion of promissory note, shares										66,049
Subsequent Event [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Principal borrowings											$ 1,000
Promissory notes and accrued interest		$ 600
Series A-I [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Preferred stock, shares outstanding	122,744	122,744										1,373,131	1,373,131
Preferred stock, shares outstanding	$ 7.44	$ 4.89										$ 4.89	$ 4.89
Series A-I [Member] | Subsequent Event [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Preferred stock, shares outstanding		122,744											1,373,131
Preferred stock, shares outstanding		$ 4.89											$ 4.89
Series A III Redeemable Convertible Preferred Stock [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Preferred stock, shares outstanding	1,121,204	1,121,204
Preferred stock, shares outstanding		$ 4.60
Series A III Redeemable Convertible Preferred Stock [Member] | Subsequent Event [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Preferred stock, shares outstanding		1,121,204
Preferred stock, shares outstanding		$ 4.60
Series A-III [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Preferred stock, shares outstanding			$ 4.60						$ 4.60
Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Issuance of redeemable convertible preferred stock and common stock upon conversion of promissory note, shares					132,097
Minimum [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate			1.00%						1.00%
Minimum [Member] | Common Stock [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate			1.00%						1.00%
Maximum [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate			3.00%						3.00%
Secured Promissory Notes [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Principal borrowings			$ 4,800						$ 4,800					$ 4,800
Conversio rate							$ 500	$ 500
Debt interest rate			18.00%						18.00%
Convertible promissory notes			$ 5,700	$ 4,200					$ 5,700	$ 4,200
Other notes payable			5,400	4,900					$ 5,400	$ 4,900
Unpaid principal balance			$ 300	$ 700
Secured Promissory Notes [Member] | Minimum [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate			0.25%						0.25%
Secured Promissory Notes [Member] | Maximum [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Debt interest rate			3.00%						3.00%
Secured Promissory Note One [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Conversio rate									$ 100,000
Unsecured Promissory Note [Member]
ConvertiblePromissoryNotesLineItems [Line Items]
Conversio rate					$ 100	$ 1,000